Related Party Balance and Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Marine Fuel to Tri Co Trading Co., Limited [Member]
Related Party Balance and Transactions [Line Items]
Related party transaction		$ 3,731,638	$ 3,223,218
Marine fuel from tri co trading co., limited [Member]
Related Party Balance and Transactions [Line Items]
Purchases from related party			$ 345,451